Average Annual Total Returns		12 Months Ended	34 Months Ended
	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2024
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		14.95%	7.32%
Performance Inception Date	Feb. 22, 2022
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.69%	7.12%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.10%	5.66%
MSCI All Country World Index (ACWI) (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	8.80%